Expense Example {- Franklin Global Real Estate VIP Fund} - FTVIP Class 1-59 - Franklin Global Real Estate VIP Fund - Class 1	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 102
3 years	348
5 years	614
10 years	$ 1,374